CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)			$ (68,680,000)	$ (29,554,000)		$ (142,734,000)
Changes in operating assets and liabilities:
Net cash used in Operating Activities			(50,762,000)	(16,394,000)		(78,880,000)
Cash flows from investing activities:
Net cash used in investing activities			(6,329,000)	(13,777,000)		(42,271,000)
Cash flows from financing activities:
Proceeds from sale of Class A common stock						439,000
Net cash provided by Financing Activities			77,657,000	7,371,000		79,776,000
Net Increase (Decrease) in Cash			20,566,000	(22,800,000)		(41,375,000)
Cash at Beginning of Year			76,533,000	117,908,000		117,908,000
Cash at End of Period	$ 76,533,000	$ 95,108,000	97,099,000	95,108,000	$ 76,533,000	76,533,000
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accounts payable						1,000,000
Diamond eagle acquisition
Cash flows from operating activities:
Net income (loss)		(675)	479,411		2,309,409
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account		0	(1,444,499)		(5,111,208)
Changes in operating assets and liabilities:
Prepaid expenses					(319,239)
Accounts payable					1,268,808
Net cash used in Operating Activities		0	(736,942)		(1,852,230)
Cash flows from investing activities:
Principal deposited in Trust Account					(400,000,000)
Cash withdrawn from Trust for income taxes		0	403,475		1,149,999
Net cash used in investing activities		0	403,475		(398,850,001)
Cash flows from financing activities:
Proceeds from promissory note - related party			300,000		60,675	300,000
Repayment of promissory note - related party					(60,675)
Proceeds from private placement of warrants					9,500,000
Proceeds from sale of Class A common stock					400,000,000
Payment of underwriters' discount					(8,000,000)
Payment of offering costs	(22,555,869)		(22,555,870)		(306,544)
Net cash provided by Financing Activities					401,193,456
Increase in cash during period		0	(333,467)		491,225
Cash at Beginning of Year		0	491,225		0
Cash at End of Period	$ 491,225	0	157,758	$ 0	491,225	$ 491,225
Supplemental disclosure of cash flow information:
Cash paid for taxes		0			1,149,999
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation					14,000,000
Class A common stock subject to possible redemption		0	$ 479,420		384,278,530
Offering costs paid by sponsor in exchange for founder shares (Class B Common Stock)		25,000			25,000
Deferred offering costs included in accounts payable		$ 1,733			$ 224,325